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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4244

                            SOUND SHORE FUND, INC.
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                         T. Gibbs Kane, Jr., President
                              8 Sound Shore Drive
                         Greenwich, Connecticut 06830
                                 203-629-1980

                     Date of fiscal year end: December 31

          Date of reporting period: July 1, 2007 - September 30, 2007

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Item 1. Schedule of Investments.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2007 (UNAUDITED)

================================================================================

                                                          SHARE       MARKET
                                                          AMOUNT      VALUE
                                                         --------- ------------
COMMON STOCK (96.9%)
-------------------------------------------------------------------------------
AUTO (2.0%)
Goodyear Tire & Rubber Co. +                             2,004,100 $ 60,944,681
                                                                   ------------
CONSUMER DISCRETIONARY (16.3%)
Apollo Group, Inc. Class A +                               862,000   51,849,300
Comcast Corp., Class A +                                 3,789,000   91,618,020
Interpublic Group of Cos., Inc.+                         8,027,200   83,322,336
Time Warner, Inc.                                        4,819,400   88,484,184
Walt Disney Co.                                          2,552,500   87,780,475
Washington Post, Class B                                   104,161   83,620,451
                                                                   ------------
                                                                    486,674,766
                                                                   ------------
CONSUMER STAPLES (2.5%)
Unilever NV                                              2,479,100   76,480,235
                                                                   ------------
DIVERSIFIED FINANCIALS (7.4%)
Bank of America Corp.                                    1,986,300   99,851,301
Citigroup, Inc.                                            954,600   44,551,182
Invesco plc ADR                                          2,804,400   76,560,120
                                                                   ------------
                                                                    220,962,603
                                                                   ------------
ENERGY (10.1%)
Apache Corp.                                               177,500   15,985,650
ConocoPhillips                                             593,000   52,047,610
El Paso Corp.                                            4,922,300   83,531,431
Halliburton Co.                                          1,534,500   58,924,800
Royal Dutch Shell plc ADR                                  570,900   46,916,562
Spectra Energy Corp.                                     1,741,400   42,629,472
                                                                   ------------
                                                                    300,035,525
                                                                   ------------
HEALTH CARE (10.5%)
Baxter International, Inc.                               1,270,700   71,514,996
Boston Scientific Corp.+                                 8,024,100  111,936,195
Cigna Corp.                                              1,416,700   75,495,943
Kinetic Concepts, Inc.+                                    961,200   54,096,336
                                                                   ------------
                                                                    313,043,470
                                                                   ------------
INDUSTRIALS (9.2%)
General Electric Co.                                     2,894,900  119,848,860
Southwest Airlines Co.                                   4,577,100   67,741,080
Waste Management, Inc.                                   2,249,800   84,907,452
                                                                   ------------
                                                                    272,497,392
                                                                   ------------
INSURANCE (9.8%)
American International Group, Inc.                       1,040,800   70,410,120
AON Corp.                                                1,873,800   83,964,978
Marsh & McLennan Cos., Inc.                              2,394,900   61,069,950
Unum Group                                               3,081,400   75,401,858
                                                                   ------------

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                                                       SHARE        MARKET
                                                       AMOUNT       VALUE
                                                     ---------- --------------
                                                                   290,846,906
                                                                --------------
MATERIALS (7.2%)
Barrick Gold Corp.                                    2,385,800     96,100,024
Cytec Industries, Inc.                                  785,700     53,734,023
Newmont Mining Corp.                                  1,419,400     63,489,762
                                                                --------------
                                                                   213,323,809
                                                                --------------
PHARMACEUTICALS (5.5%)
Barr Pharmaceuticals, Inc. +                          1,716,700     97,697,397
Pfizer, Inc.                                          2,644,700     64,610,021
                                                                --------------
                                                                   162,307,418
                                                                --------------
TECHNOLOGY (11.7%)
Flextronics International, Ltd.+                      7,613,200     85,115,576
Hewlett Packard Co.                                     297,700     14,822,483
Sun Microsystems, Inc. +                              5,177,200     29,044,092
Symantec Corp. +                                      4,946,700     95,867,046
Texas Instruments, Inc.                               1,947,700     71,266,343
Western Digital Corp. +                               2,064,000     52,260,480
                                                                --------------
                                                                   348,376,020
                                                                --------------
TELECOMMUNICATIONS (1.2%)
Sprint Nextel Corp.                                   1,981,300     37,644,700
                                                                --------------
UTILITIES (3.5%)
AES Corp. +                                           5,143,200    103,069,728
                                                                --------------
TOTAL COMMON STOCK (COST $2,521,192,191)                        $2,886,207,253
                                                                --------------

MONEY MARKET FUND (2.7%)
------------------------------------------------------------------------------
Citi SM Institutional Liquid Reserves, Class A,
  5.28%                                              79,522,932     79,522,932
                                                                --------------
TOTAL MONEY MARKET FUND (COST $79,522,932)                      $   79,522,932
                                                                --------------
TOTAL INVESTMENTS (99.6%) (COST $2,600,715,123)*                $2,965,730,185
                                                                --------------
OTHER ASSETS LESS LIABILITIES (0.4%)                                12,104,799
                                                                --------------
NET ASSETS (100.0%) (SHARES OUTSTANDING 71,167,264)             $2,977,834,984
                                                                ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER
  SHARE)                                                        $        41.84
                                                                ==============

--------------------------------------------------------------------------------
+ Non-income producing security.
ADR - American Depository Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

          Gross Unrealized Appreciation                 $407,773,649
          Gross Unrealized Depreciation                  (42,758,587)
                                                        ------------
          Net Unrealized Appreciation                   $365,015,062
                                                        ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By:   /s/ T. Gibbs Kane
      --------------------------------
      T. Gibbs Kane, Jr., President

Date: 11/12/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ T. Gibbs Kane
      --------------------------------
      T. Gibbs Kane, Jr., President

Date: 11/12/07

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, Treasurer

Date: 11/12/07